Document and Entity Information	Sep. 13, 2022
Prospectus:
Document Type	497
Document Period End Date	Sep. 13, 2022
Entity Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 13, 2022
Document Effective Date	Sep. 13, 2022
Prospectus Date	Dec. 31, 2021
BNY Mellon Emerging Markets Fund | Class M Shares
Prospectus:
Trading Symbol	MEMKX
BNY Mellon Emerging Markets Fund | Investor Shares
Prospectus:
Trading Symbol	MIEGX